Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers(8)	Total shareholder return(9)	Peer group total shareholder return(9)	Net income ($ in millions)	Company-Selected Measure (EBITDA) ($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	12,242,076	14,682,098	2,509,427(3)	2,406,466(3)	423	188	424	655
2023	11,266,308	9,981,828	2,128,866(4)	2,013,515(4)	262	144	464	698
2022	5,216,156	5,469,741	1,113,786(5)	1,158,736(5)	201	118	454	664
2021	4,788,614	4,291,251	1,342,229(6)	1,218,966(6)	166	145	263	401
2020	4,896,312	2,914,446	1,294,503(7)	914,576(7)	127	121	122	222

(1)Ms. Mazzarella was PEO for all five years covered in the table.

(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Ms. Mazzarella, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Mazzarella during the applicable year.

(3)Consisted of Messrs. Meyer, DeSousa, Geekie and Mansfield.

(4)Consisted of Messrs. Meyer, DeSousa, Geekie and Maxwell.

(5)Consisted of Messrs. Clifford (partial year), Meyer (partial year), DeSousa, Geekie and Mansfield.

(6)Consisted of Messrs. Clifford, DeSousa, Geekie and Mansfield.

(7)Consisted of Ms. Propst, and Messrs. Clifford, Geekie and Harwood.

(8)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the other named executive officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the other named executive officers during the applicable year.

(9)The total shareholder return and peer group (Dow Jones U.S. Electrical Components & Equipment Total Market Index) total shareholder return are calculated in accordance with Item 201(e) of Regulation S-K (including assumed reinvestment of dividends) in the same manner as presented in our annual report to shareholders. 2022 total shareholder return reflects the declaration of a 15% stock dividend, issued in 2023. As required by this methodology, 2023 total shareholder return does not reflect the declaration of a 20% stock dividend, issued in 2024.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	Ms. Mazzarella was PEO for all five years covered in the table.
PEO Total Compensation Amount	$ 12,242,076	$ 11,266,308	$ 5,216,156	$ 4,788,614	$ 4,896,312
PEO Actually Paid Compensation Amount	14,682,098	9,981,828	5,469,741	4,291,251	2,914,446
Non-PEO NEO Average Total Compensation Amount	2,509,427	2,128,866	1,113,786	1,342,229	1,294,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,406,466	2,013,515	1,158,736	1,218,966	914,576
Compensation Actually Paid vs. Total Shareholder Return	Our “total shareholder return,” as set forth in the above table, during the five-year period ended December 31, 2024 increased by 233%, compared to (a) an increase in “compensation actually paid” to our CEO from $2,914,446 in 2020 to $14,682,098 in 2024 and (b) an increase in average “compensation actually paid” to our non-CEO NEOs from $914,576 in 2020 to $2,406,466 in 2024.
Compensation Actually Paid vs. Net Income	Our net income and EBITDA during the five-year period ended December 31, 2024 increased by 247% and 195%, respectively, compared to the previously mentioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.
Compensation Actually Paid vs. Company Selected Measure	Our net income and EBITDA during the five-year period ended December 31, 2024 increased by 247% and 195%, respectively, compared to the previously mentioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.
Total Shareholder Return Vs Peer Group	Our peer index “total shareholder return” increased by 55% over this same period.
Tabular List, Table	Tabular List of Financial Performance Measures for 2024 •EBITDA Growth •Net Sales Growth •Net Profit compared to budget •Gross Margin compared to budget •Net Sales compared to budget
Total Shareholder Return Amount	$ 423	262	201	166	127
Peer Group Total Shareholder Return Amount	188	144	118	145	121
Net income (loss) attributable to the Company	$ 424,000,000	$ 464,000,000	$ 454,000,000	$ 263,000,000	$ 122,000,000
Company Selected Measure Amount | item	655,000,000	698,000,000	664,000,000	401,000,000	222,000,000
PEO Name	Ms. Mazzarella
Measure [Axis]: 1
Pay vs Performance Disclosure
Name	EBITDA Growth
Measure [Axis]: 2
Pay vs Performance Disclosure
Name	Net Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure
Name	Net Profit compared to budget
Measure [Axis]: 4
Pay vs Performance Disclosure
Name	Gross Margin compared to budget
Measure [Axis]: 5
Pay vs Performance Disclosure
Name	Net Sales compared to budget
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 152,049
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,087
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,120,609
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 319,413